Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies
Commitments and Contingencies

12. Commitments and Contingencies

The Company operates in an industry characterized by extensive patent litigation. Competitors may claim that the Company’s products infringe upon their intellectual property. Resolution of patent litigation or other intellectual property claims is typically time consuming and costly and can result in significant damage awards and injunctions that could prevent the manufacture and sale of the affected products or require the Company to make significant royalty payments in order to continue selling the affected products. As of September 30, 2023, there were no such commitments or contingencies.